Segments - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended					4 Months Ended	12 Months Ended
	Mar. 31, 2015	Jan. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) before income taxes			$ 47.9		$ 8.3			$ (29.0)	$ 36.8	$ (263.7)
Interest expense, net			50.0		59.0			0.0	217.7	215.1
Depreciation and amortization			72.6		81.1			0.0	308.7	300.7
EBITDA			170.5		148.4			(29.0)	563.2	252.1
Debt modification costs			0.0		3.1			0.0	6.1	25.0
Exchange losses, net			(8.7)		(0.1)			0.0	(81.2)	(48.9)
Long-term employee benefit plan adjustments			(0.2)		(2.3)			0.0	0.6	(9.5)
Termination benefits and other employee related costs			3.7		3.2			0.0	18.4	147.5
Consulting and advisory fees			3.1		13.0			0.0	36.3	54.7
Transition-related costs			0.0		13.9			0.0	101.8	29.3
Secondary offering costs			1.4		0.0
Other adjustments			(2.1)		2.8			0.0	10.8	2.3
Dividends in respect of noncontrolling interest			3.5		0.9			0.0	2.2	5.2
Management fee expense			0.0		0.8			0.0	3.2	3.1
Adjusted EBITDA			182.0		186.7			0.0	840.5	699.0
Inventory step-up						$ (31.1)	$ (72.6)	0.0	0.0	(103.7)
Merger and acquisition related costs								(29.0)	0.0	(28.1)
Cost of Initial Public Offering								0.0	(22.3)	0.0
Bridge financing commitment fees								0.0	0.0	25.0
Gains (losses) on extinguishment of debt			0.0		(3.1)			$ 0.0	(6.1)	0.0
Gain (loss) on sale of derivatives										19.4
Successor [Member] | Bridge Facility [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees										21.0
Successor [Member] | Bridge Facility [Member] | Debt Associated Fees [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees										4.0
Successor [Member] | Senior Secured Credit Facilities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Refinancing costs					3.1				3.1
Equity method investments, remeasurement gain	$ 5.4
Successor [Member] | New Dollar Term Loans [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) on extinguishment of debt									(3.0)
Repayments of debt									100.0
Successor [Member] | Carlyle Investment Management Llc [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consulting and advisory fees					3.0
Management fee expense			$ 0.0		$ 0.8				3.2	$ 3.1
Pre tax charge related to management agreement				$ 13.4					$ 13.4
Predecessor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) before income taxes		$ 15.6									$ 393.0
Interest expense, net		0.0									0.0
Depreciation and amortization		9.9									110.7
EBITDA		25.5									503.7
Debt modification costs		0.0									0.0
Exchange losses, net		(4.5)									(17.7)
Long-term employee benefit plan adjustments		(2.3)									(36.9)
Termination benefits and other employee related costs		0.3									8.6
Consulting and advisory fees		0.0									0.0
Transition-related costs		0.0									0.0
Other adjustments		0.1									12.6
Dividends in respect of noncontrolling interest		0.0									0.0
Management fee expense		0.0									0.0
Adjusted EBITDA		32.7									577.6
Inventory step-up		0.0									0.0
Merger and acquisition related costs		0.0									0.0
Cost of Initial Public Offering		0.0									0.0
Bridge financing commitment fees		0.0									0.0
Gains (losses) on extinguishment of debt		$ 0.0									0.0
Predecessor [Member] | Noncontrolling Interest [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Dividends in respect of noncontrolling interest											$ 1.9